CONVERTIBLE DEBENTURES 2012	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible Debentures 2012 [Text Block]

NOTE 7 – 2012 CONVERTIBLE DEBENTURES

On November 14, 2012, the Company sold to accredited investors for aggregate cash proceeds of $390,000, convertible debentures (“Debentures”) in the principal face amount of $390,000 and the Company exchanged $320,000 in previously issued promissory notes of the Company for Debentures in the principal face amount of $320,000.

The previously issued promissory notes were issued between October and November 2012 in the amount of $320,000 in exchange for $320,000 borrowed from six affiliated investors. The Notes bore no interest and were payable on demand.

The Debentures mature on the earlier of (i) November 14, 2013 or (ii) the date of closing of a private placement of equity, equity equivalent, convertible debt or debt financing in which we receive gross proceeds, in one or more transactions, of at least $100,000 (a “Subsequent Financing”). The Debentures bear interest at 8% per annum and are convertible at the holder’s option into either (i) a Subsequent Financing at a price equal to a 25% discount to the price of securities sold in the Subsequent Financing or (ii) shares of the Company’s common stock at a conversion price per share equal to $20.00.

On December 4, 2012, upon completion of a Subsequent Financing, the $710,000 of Debentures were converted into Units at a price of $6.00 per Unit representing a 25% discount to the price ($8.00) of securities sold (the “Financing”). Accordingly, the Company recorded a beneficial conversion feature in connection with the Debentures at the date of conversion of $710,000 as a charge to interest expense and a credit to additional paid in capital.

The beneficial conversion feature, which was contingent on a Subsequent Financing, was computed based on the excess of the number of shares received upon conversion based on the adjusted conversion price ($6.00) over the number of shares that would have been received based on the original conversion price ($20.00) multiplied by the stock price ($10.20) on November 14, 2012, the date the Debentures were issued, limited to the amount of proceeds allocated to the Debentures, or $710,000.